SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Doubtful Accounts) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0	$ 0